SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Oct. 31, 2018
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION
Net cash paid for income taxes was $27 million in 2018, $121 million in 2017 and $23 million in 2016. The 2017 payments include $68 million paid to the Malaysia tax authority associated with a tax assessment on gains related to intellectual property transfers that we are currently in the process of appealing to the Special Commissioners of Income Tax in Malaysia.
Cash paid for interest was $79 million in 2018, $64 million in 2017 and $44 million in 2016. In 2017, we also paid fees of $9 million in connection with a bridge loan facility that were amortized to interest expense and classified as a financing activity in our consolidated statement of cash flows.
The following table summarizes our non-cash investing activities that are not reflected in the consolidated statement of cash flows:

	Year Ended October 31,
	2018	2017	2016
	(in millions)
Non-cash investing activities:
Increase (decrease) in unpaid capital expenditures	$10	$(4)	$(11)
Increase in capital lease liabilities	—	4	1
	$10	$—	$(10)